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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-00933
                                   --------------------------------------------

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                   One International Place, Boston, MA 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
            Bingham McCutchen LLP, 150 Federal St., Boston, MA 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-737-3225
                                                    ---------------------------

Date of fiscal year end:   12/31
                         -----------------------

Date of reporting period:   7/1/04 -- 6/30/05
                          ----------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
SEC 2451 (4-03)     THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Capital Development Fund

File No. 811-933


                                                                                              Proposed
                                                                                                 By
                                                                                               Issuer                         For
                                                                                                 or         Was               or
                                                        Meeting       Matter                  Security      Vote    Actual   Against
      Issuer                     Ticker      CUSIP       Date        Voted On                  Holder       Cast?    Vote      Mgt.
      ------                     ------      -----       ----        --------                  ------       -----    ----      ----

Amerada Hess Corporation          AHC       023551104   5/4/05     1. Elect four directors     Issuer        Yes      For      For
                                                                   for the ensuing three-year
                                                                   term:
                                                                     1. E.E. Holiday,
                                                                     2. J.J. O'Connor,
                                                                     3. F.B. Walker and
                                                                     4. R.N. Wilson
                                                                   2. Ratify the selection of  Issuer        Yes      For      For
                                                                   Ernst & Young LLP as
                                                                   independent auditors for
                                                                   the fiscal year ending
                                                                   December 31, 2005

AmeriCredit Corp.                 ACF       03060R101   11/3/04    1. Elect three members of   Issuer        Yes      For      For
                                                                   the Board of Directors for
                                                                   terms expiring in 2007:
                                                                     1. A. R. Dike,
                                                                     2. Douglas K. Higgins and
                                                                     3. Kenneth H. Jones, Jr.
                                                                   2. Amend the 1998 Limited   Issuer        Yes    Against  Against
                                                                   Stock Option Plan
                                                                   3. Amend the Amended and    Issuer        Yes      For      For
                                                                   Restated 2000 Limited
                                                                   Omnibus and Incentive Plan
                                                                   4. Approve the Senior       Issuer        Yes      For      For
                                                                   Executive Bonus Plan
                                                                   5. Ratify the appointment   Issuer        Yes      For      For
                                                                   of PricewaterhouseCoopers
                                                                   as accountants for the
                                                                   fiscal year ending June
                                                                   30, 2005

Berry Petroleum                   BRY       085789105   5/11/05    1. Elect a board of nine    Issuer        Yes      For      For
                                                                   Directors to serve until
                                                                   the next Annual Meeting of
                                                                   Shareholders and until
                                                                   their successors are
                                                                   elected and qualified:
                                                                     1. W. Berry,
                                                                     2. R. Busch III,
                                                                     3. W. Bush,
                                                                     4. S. Cropper,
                                                                     5. J. Gaul,
                                                                     6. J. Hagg,
                                                                     7. R. Heinemann,
                                                                     8. T. Jamieson and
                                                                     9. M. Young
                                                                   2. Approve the 2005 Equity  Issuer        Yes    Against  Against
                                                                   Incentive Plan

Cal Dive International, Inc.      CDIS      127914109   5/10/05    1. Elect three Directors:   Issuer        Yes      For      For
                                                                     1. Martin Ferron,
                                                                     2. Gordon F. Ahalt and
                                                                     3. Anthony Tripodo
                                                                   2. Amend the Company's      Issuer        Yes      For      For
                                                                   1997 Amended and Restated
                                                                   Articles of Incorporation
                                                                   and Amended and Restated
                                                                   By-Lays concerning the
                                                                   Minnesota Business
                                                                   Combinations Act
                                                                   3. Approve the 2005         Issuer        Yes      For      For
                                                                   Amended and Restated
                                                                   Articles of Incorporation
                                                                   4. Approve the Cal Dive     Issuer        Yes    Against  Against
                                                                   International, Inc. 2005
                                                                   Long Term Incentive Plan

Canadian Natural Resources
Limited                           CNQ       136385101   5/5/05     1. Elect as Directors of    Issuer        Yes      For      For
                                                                   the Corporation for the
                                                                   ensuing year these nominees
                                                                   proposed by management:
                                                                     1. Catherine M. Best,
                                                                     2. N. Murray Edwards,
                                                                     3. Ambassador Gordon D.
                                                                        Griffin,
                                                                     4. John G. Langille,
                                                                     5. Keith A. J. MacPhail,
                                                                     6. Allan P. Markin,
                                                                     7. James S. Palmer,
                                                                        C.M., A.O.E., Q.C.,
                                                                     8. Eldon R. Smith, M.D. and
                                                                     9. David A. Tuer
                                                                   2. Appoint                  Issuer        Yes      For      For
                                                                   PricewaterhouseCoopers
                                                                   LLP, Chartered
                                                                   Accountants, Calgary,
                                                                   Alberta, as auditors of
                                                                   the corporation for the
                                                                   ensuing year and the
                                                                   authorization of the Audit
                                                                   Committee of the Board of
                                                                   Directors of the
                                                                   Corporation to fix their
                                                                   remuneration
                                                                   3. Pass a Special           Issuer        Yes      For      For
                                                                   Resolution authorizing the
                                                                   Corporation to amend its
                                                                   Articles to subdivide the
                                                                   issued and outstanding
                                                                   common shares of the
                                                                   Corporation on a
                                                                   two-for-one basis
Cleveland-Cliffs, Inc.            CLF       185896107   5/10/05    1. Elect nine Directors to  Issuer        Yes      For      For
                                                                   hold office until the next
                                                                   Annual Meeting of
                                                                   Shareholders or until their
                                                                   successors are elected:
                                                                     1. J. S. Brinzo,
                                                                     2. R. C. Cambre,
                                                                     3. R. Cucuz,
                                                                     4. D. H. Gunning,
                                                                     5. J. D. Ireland III,
                                                                     6. F. R. McAllister,
                                                                     7. R. Phillips,
                                                                     8. R. K. Riederer and
                                                                     9. A. Schwartz
                                                                   2. Ratify the appointment   Issuer        Yes      For      For
                                                                   of Deloitte & Touche LLP
                                                                   as independent auditors

The Finish Line, Inc.             FINL      317923100   7/22/04    1. Approve the change of    Issuer        Yes      For      For
                                                                   the state of incorporation
                                                                   from Delaware to Indiana
                                                                   2. Approve a form of        Issuer        Yes      For      For
                                                                   Indemnification Agreement
                                                                   for officers and directors
                                                                   3. Elect the following      Issuer        Yes      For      For
                                                                   seven directors: Alan H.
                                                                   Cohen, Jeffrey H. Smulyan,
                                                                   Larry J. Sablosky, Bill
                                                                   Kirkendall, William P.
                                                                   Carmichael, David I.
                                                                   Klapper and Stephen
                                                                   Goldsmith
                                                                   4. Approve The Finish       Issuer        Yes      For      For
                                                                   Line, Inc. Employee Stock
                                                                   Purchase Plan
                                                                   5. Ratify the selection of  Issuer        Yes      For      For
                                                                   Ernst & Young LLP as the
                                                                   Company's independent
                                                                   auditors for the fiscal
                                                                   year ending February 26,
                                                                   2005

Helen of Troy Limited             HELE      G4388N106   8/31/04    1. Elect the following      Issuer        Yes      For      For
                                                                   nine directors:
                                                                     1. Gary B. Abromovits,
                                                                     2. John B. Butterworth,
                                                                     3. Christopher L. Carameros,
                                                                     4. Tim F. Meeker,
                                                                     5. Byron H. Rubin,
                                                                     6. Gerald J. Rubin,
                                                                     7. Stanlee N. Rubin,
                                                                     8. James C. Swaim and
                                                                     9. Darren G. Woody
                                                                   2. Approve an Amendment to  Issuer        Yes    Against  Against
                                                                   the Helen of Troy Limited
                                                                   1998 Stock Option and
                                                                   Restricted Stock Plan
                                                                   3. Ratify the appointment   Issuer        Yes      For      For
                                                                   of KPMG LLP as independent
                                                                   auditors for the company
                                                                   to serve for the 2005
                                                                   fiscal year

Hydril Company                    HYDL      448774109   5/17/05    1. Elect three Directors    Issuer        Yes      For      For
                                                                   to serve for a three-year
                                                                   term:
                                                                     1. Gordon T. Hall,
                                                                     2. Richard C. Seaver and
                                                                     3. T. Don Stacy
                                                                   2. Approve Hydril Company   Issuer        Yes    Against  Against
                                                                   2005 Incentive Plan
                                                                   3. Ratify the appointment   Issuer        Yes      For      For
                                                                   of Deloitte & Touche LLP
                                                                   as the Company's
                                                                   independent registered
                                                                   public accounting firm for
                                                                   the year ending December
                                                                   31, 2005

Ispat International N.V.          IST       464899103   12/15/04   1. Approve the Acquisition  Issuer        Yes      For      For
                                                                   Agreement dated as of
                                                                   October 24, 2004, between
                                                                   INV and Richmond Investment
                                                                   Holdings Limited, and the
                                                                   transactions referred to
                                                                   therein
                                                                   2. Appoint Ms. Vanisha      Issuer        Yes      For      For
                                                                   Mittal Bhatia as a member
                                                                   of INV's board of
                                                                   Directors (Class A
                                                                   Managing Director) for a
                                                                   term commencing on the day
                                                                   following the
                                                                   Extraordinary Meeting and
                                                                   ending on the date of the
                                                                   Annual General Meeting of
                                                                   Shareholders to be held in
                                                                   2008.
                                                                   3. Amend INV's Articles of  Issuer        Yes      For      For
                                                                   Association and to
                                                                   authorize each member of
                                                                   INV's Board of Directors
                                                                   as well as each lawyer and
                                                                   paralegal practicing with
                                                                   Nautadutilh N.V. to
                                                                   implement the amendment of
                                                                   the Articles of
                                                                   Association
                                                                   4. Grant the authority of   Issuer        Yes      For      For
                                                                   INV's Board to acquire
                                                                   INV's Class A Common
                                                                   Shares and Class B Common
                                                                   Shares
                                                                   5. Grant the authority of   Issuer        Yes      For      For
                                                                   INV's Board to issue
                                                                   and/or grant rights to
                                                                   subscribe for shares
                                                                   6. Grant the authority to   Issuer        Yes      For      For
                                                                   INV's Board of Directors
                                                                   for a period of five years
                                                                   (until December 14, 2009),
                                                                   to limit or exclude the
                                                                   pre-emptive rights in
                                                                   respect of issues of INV
                                                                   Class A Common Shares.
                                                                   7. Approve withdrawal of    Issuer        Yes      For      For
                                                                   the re-appointment of
                                                                   Deloitte Accountants as
                                                                   Registered Accountants of
                                                                   the company and appoint
                                                                   Ernst & Young Accountants
                                                                   as the Registered
                                                                   Accountants of the company

LifePoint Hospitals, Inc.         LPNT      53219L109   6/30/05    1. Elect three Class III    Issuer        Yes      For      For
                                                                   Directors:
                                                                     1. Kenneth C. Donahey,
                                                                     2. Richard H. Evans and
                                                                     3. Michael P. Haley
                                                                   2. Approve Amendment and    Issuer        Yes    Against  Against
                                                                   Restatement of the
                                                                   Company's 1998 Long-Term
                                                                   Incentive Plan
                                                                   3. Ratify the selection of  Issuer        Yes      For      For
                                                                   Ernst & Young LLP as the
                                                                   independent registered
                                                                   public accounting firm of
                                                                   the company for 2005

Maverick Tube Corporation         MVK       577914104   5/16/05    1. Elect six Directors:     Issuer        Yes      For      For
                                                                     1. C. Robert Bunch,
                                                                     2. Gerald Hage,
                                                                     3. David H. Kennedy,
                                                                     4. Wayne P. Mange,
                                                                     5. Paul McDermott and
                                                                     6. Adams Moore
                                                                   2. Approve Second Amended   Issuer        Yes      For      For
                                                                   and Restated 2004 Omnibus
                                                                   Incentive Plan
                                                                   3. Ratify appointment of    Issuer        Yes      For      For
                                                                   Ernst & Young LLP as the
                                                                   company's independent
                                                                   registered public
                                                                   accounting firm

Mittal Steel Company N.V.         MT        60684P101   4/12/05    1. Approve the Agreement    Issuer        Yes      For      For
                                                                   and Plan of Merger and
                                                                   Reorganization, dated as
                                                                   of October 24, 2004, among
                                                                   Mittal Steel Company N.V.,
                                                                   Park Acquisition Corp. and
                                                                   International Steel Group
                                                                   Inc.
                                                                   2. Appoint Mr. Wilbur L.    Issuer        Yes      For      For
                                                                   Ross, as a member of the
                                                                   Board of Directors of
                                                                   Mittal Steel Company N.V.
                                                                   (Class C Managing
                                                                   Director) for a term
                                                                   commencing on the date
                                                                   following completion of
                                                                   the merger International
                                                                   Steel Group Inc. as
                                                                   contemplated under the
                                                                   Merger Agreement and
                                                                   ending on the date of the
                                                                   Annual General Meeting of
                                                                   Shareholders to be held in
                                                                   2006.
                                                                   3. Appoint Mr. Lewis B.     Issuer        Yes      For      For
                                                                   Kaden, as a member of the
                                                                   Board of Directors of
                                                                   Mittal Steel Company N.V.
                                                                   (Class C Managing
                                                                   Director) for a term
                                                                   commencing on the date
                                                                   following this
                                                                   Extraordinary General
                                                                   Meeting of Shareholders
                                                                   and ending on the date of
                                                                   the Annual General Meeting
                                                                   of Shareholders to be held
                                                                   in 2006.

Murphy Oil Corporation            MUR       626717102   5/11/05    1. Elect ten Directors to   Issuer        Yes      For      For
                                                                   serve for the ensuing year:
                                                                     1. F. W. Blue,
                                                                     2. G. S. Dembroski,
                                                                     3. C. P. Deming,
                                                                     4. R. A. Hermes,
                                                                     5. R. M. Murphy,
                                                                     6. W. C. Nolan, Jr.,
                                                                     7. I. B. Ramberg,
                                                                     8. N. E. Schmale,
                                                                     9. D. J. H. Smith and
                                                                    10. C. G. Theus
                                                                   2. Approve proposed         Issuer        Yes      For      For
                                                                   amendment to the Company's
                                                                   Certificate of
                                                                   Incorporation to increase
                                                                   the number of authorized
                                                                   shares of Common Stock
                                                                   from 200,000,000 To
                                                                   450,000,000
                                                                   3. Approve the appointment  Issuer        Yes      For      For
                                                                   of KPMG LLP as the
                                                                   Company's independent
                                                                   registered public
                                                                   accounting firm

Newfield Exploration Company      NFX       651290108   5/5/05     1. Elect 13 Directors:      Issuer        Yes      For      For
                                                                     1.David A. Trice,
                                                                     2. David F. Schaible,
                                                                     3. Howard H. Newman,
                                                                     4. Thomas G. Ricks,
                                                                     5. Dennis R. Hendrix,
                                                                     6. C.E. (Chuck) Shultz,
                                                                     7. Philip J. Burguieres,
                                                                     8. John Randolph Kemp III,
                                                                     9. J. Michael Lacey,
                                                                    10. Joseph H. Netherland,
                                                                    11. J. Terry Strange,
                                                                    12. Pamela J. Gardner and
                                                                    13. Juanita F. Romans
                                                                   2. Ratify the appointment   Issuer        Yes      For      For
                                                                   of PricewaterhouseCoopers
                                                                   LLP as independent
                                                                   accountants of the Company
                                                                   for the year ending
                                                                   December 31, 2005

Olin Corporation                  OLN       680665205   4/28/05    1. Elect three Directors    Issuer        Yes      For      For
                                                                   to serve three-year terms
                                                                   expiring in 2008:
                                                                     1. Virginia A. Kamsky,
                                                                     2. Richard M. Rompala and
                                                                     3. Joseph D. Rupp
                                                                   2. Approve Amended and      Issuer        Yes    Against  Against
                                                                   Restated 1997 Stock Plan
                                                                   for Non-Employee Directors
                                                                   3. Approve the Olin Senior  Issuer        Yes      For      For
                                                                   Management Incentive
                                                                   Compensation Plan
                                                                   4. Ratify KPMG LLP as the   Issuer        Yes      For      For
                                                                   independent auditors

Open Joint Stock Co "Vimpel-
Communications"                   VIP       68370R109   10/8/04    1. Approve the Amendment    Issuer        Yes      For      For
                                                                   to the Charter of
                                                                   VimpelCom. The proposed
                                                                   amendment reflects the
                                                                   status of VimpelCom as the
                                                                   legal successor to the
                                                                   rights and obligations of
                                                                   KB Impuls as a result of
                                                                   the reorganization of the
                                                                   Companies by way of
                                                                   statutory merger

Open Joint Stock Co "Vimpel-
Communications"                   VIP       68370R109   6/22/05    1. Approve the 2004         Issuer        Yes      For      For
                                                                   VimpelCom Annual Report
                                                                   2. Approve VimpelCom's      Issuer        Yes      For      For
                                                                   accounting statements,
                                                                   including Profit and Loss
                                                                   Statement for 2004
                                                                   3. Allocate profits and     Issuer        Yes      For      For
                                                                   losses resulting from 2004
                                                                   operations including
                                                                   non-payment of dividends
                                                                   to holders of common
                                                                   registered shares and
                                                                   payment of dividends to
                                                                   holders of preferred
                                                                   registered shares of
                                                                   type A
                                                                   4. Elect directors:         Issuer        Yes      For      For
                                                                   Fridman, Johansen, Kulkov,
                                                                   Lunder Reznikovich,
                                                                   Sozonoff, Thon, Torgersen,
                                                                   Tsukanova, Watson, Haines
                                                                   and Rusten
                                                                   5. Approve amended and      Issuer        Yes      For      For
                                                                   restated Procedural
                                                                   Regulations of the Board
                                                                   of Directors
                                                                   6. Elect Audit Commission   Issuer        Yes      For      For
                                                                   7. Approve external         Issuer        Yes      For      For
                                                                   auditors
                                                                   8. Approve reorganization   Issuer        Yes      For      For
                                                                   of VimpelCom through
                                                                   statutory merger of CJSC
                                                                   "Extel" into VimpelCom and
                                                                   of the Merger Agreement
                                                                   between VimpelCom and CJSC
                                                                   "Extel"
                                                                   9. Approve reorganization   Issuer        Yes      For      For
                                                                   of VimpelCom through
                                                                   statutory merger of CJSC
                                                                   "Sotovaya Company" into
                                                                   VimpelCom and of the
                                                                   Merger Agreement between
                                                                   VimpelCom and CJSC
                                                                   "Sotovaya Company"
                                                                   10. Approve reorganization  Issuer        Yes      For      For
                                                                   of VimpelCom through
                                                                   statutory merger of CJSC
                                                                   "StavTeleSot" into
                                                                   VimpelCom and of the
                                                                   Merger Agreement between
                                                                   VimpelCom and CJSC
                                                                   "StavTeleSot"
                                                                   11. Approve reorganization  Issuer        Yes      For      For
                                                                   of VimpelCom through
                                                                   statutory merger of CJSC
                                                                   "Vostok-Zapad Telecom"
                                                                   into VimpelCom and of the
                                                                   Merger Agreement between
                                                                   VimpelCom and CJSC
                                                                   "Vostok-Zapad Telecom"
                                                                   12. Approve reorganization  Issuer        Yes      For      For
                                                                   of VimpelCom through
                                                                   statutory merger of CJSC
                                                                   "Orensot" into VimpelCom
                                                                   and of the Merger
                                                                   Agreement between
                                                                   VimpelCom and CJSC
                                                                   "Orensot"
                                                                   13. Approve reorganization  Issuer        Yes      For      For
                                                                   of VimpelCom through
                                                                   statutory merger of CJSC
                                                                   "Beeline-Samara" into
                                                                   VimpelCom and of the
                                                                   Merger Agreement between
                                                                   VimpelCom and CJSC
                                                                   "Beeline-Samara"
                                                                   14. Approve reorganization  Issuer        Yes      For      For
                                                                   of VimpelCom through
                                                                   statutory merger of CJSC
                                                                   "Dal Telecom
                                                                   International" into
                                                                   VimpelCom and of the
                                                                   Merger Agreement between
                                                                   VimpelCom and CJSC "Dal
                                                                   Telecom International"

Patterson-UTI Energy, Inc.        PTEN      703481101   6/15/05    1. Elect nine Directors:    Issuer        Yes      For      For
                                                                     1. Mark S. Siegel,
                                                                     2. Cloyce A. Talbott,
                                                                     3. A. Glenn Patterson,
                                                                     4. Kenneth N. Berns,
                                                                     5. Robert C. Gist,
                                                                     6. Curtis W. Huff,
                                                                     7. Terry H. Hunt,
                                                                     8. Kenneth R. Peak and
                                                                     9. Nadine C. Smith
                                                                   2. Approve the adoption of  Issuer        Yes      For      For
                                                                   the Patterson-UTI Energy,
                                                                   Inc. 2005 Long-Term
                                                                   Incentive Plan
                                                                   3. Ratify the selection of  Issuer        Yes      For      For
                                                                   PricewaterhouseCoopers LLP
                                                                   as independent accountants
                                                                   of the company for the
                                                                   fiscal year ending
                                                                   December 31, 2005

Peabody Energy Corporation        BTU       704549104   5/6/05     1. Elect four Class I       Issuer        Yes      For      For
                                                                   Directors for three-year
                                                                   terms:
                                                                     1. B. R. Brown,
                                                                     2. Henry Givens, Jr.,
                                                                     3. James R. Schlesinger
                                                                        and
                                                                     4. Sandra Van Trease
                                                                   2. Ratify the appointment   Issuer        Yes      For      For
                                                                   of Ernst & Young LLP as
                                                                   the Company's independent
                                                                   public accountants for the
                                                                   fiscal year ending
                                                                   December 31, 2005
                                                                   3. Approve increase in      Issuer        Yes      For      For
                                                                   authorized shares of
                                                                   common stock
                                                                   4. Stockholder proposal     Security
                                                                   regarding Director           Holder        Yes    Against   For
                                                                   independence
                                                                   5. Stockholder proposal     Security
                                                                   regarding classified board   Holder        Yes    Against   For
                                                                   6. Stockholder proposal     Security
                                                                   regarding majority voting    Holder        Yes    Against   For
                                                                   requirement

Schnitzer Steel Industries, Inc.  SCHN      806882106   1/31/05    1. Elect the following      Issuer        Yes      For      For
                                                                   ten directors:
                                                                     1. Robert S. Ball,
                                                                     2. William A. Furman,
                                                                     3. Carol S. Lewis,
                                                                     4. Scott Lewis,
                                                                     5. Kenneth M. Novack,
                                                                     6. Robert W. Philip,
                                                                     7. Jean S. Reynolds,
                                                                     8. Dori Schnitzer,
                                                                     9. Gary Schnitzer and
                                                                    10. Ralph R. Shaw,
                                                                   each to serve until the
                                                                   next Annual Meeting of
                                                                   Shareholders and until a
                                                                   successor has been elected
                                                                   and qualified
                                                                   2. Approve the proposed     Issuer        Yes      For      For
                                                                   Executive Annual Bonus
                                                                   Plan

Sotheby's Holdings, Inc.          BID       835898107   5/4/05     1. Elect 3 Directors to     Issuer        Yes      For      For
                                                                   serve until the next
                                                                   annual meeting:
                                                                     1. Steven B. Dodge,
                                                                     2. S. Percy Rockefeller
                                                                        and
                                                                     3. Donald M. Stewart
                                                                   2. Approve Sotheby's        Issuer        Yes    Against  Against
                                                                   Holdings, Inc. Executive
                                                                   Bonus Plan
                                                                   3. Ratify the appointment   Issuer        Yes      For      For
                                                                   of Deloitte & Touche LLP
                                                                   as independent auditors
                                                                   for 2005

Southern Peru Copper Corporation  PCU       843611104   3/28/05    1. Approve Amendment of     Issuer        Yes      For      For
                                                                   the Restated Certificate
                                                                   of Incorporation to
                                                                   increase the number of
                                                                   authorized shares of
                                                                   capital stock and to
                                                                   designate such
                                                                   newly-authorized shares as
                                                                   shares of common stock
                                                                   2. Approve issuance of      Issuer        Yes      For      For
                                                                   67,207,640
                                                                   newly-authorized shares of
                                                                   common stock in the merger
                                                                   3. Approve amendment of     Issuer        Yes      For      For
                                                                   the Restated Certificate
                                                                   of Incorporation to change
                                                                   the composition and
                                                                   responsibilities of
                                                                   certain committees of the
                                                                   Board of Directors

Thor Industries, Inc.             THO       885160101   12/7/04    1. Elect the following      Issuer        Yes      For      For
                                                                   three directors:
                                                                     1. H. Coleman Davis,
                                                                     2. Peter B. Orthwein and
                                                                     3. William C. Tomson

Valero Energy Corporation         VLO       91913Y100   9/13/04    1. Approve an Amendment to  Issuer        Yes      For      For
                                                                   Valero's Restated
                                                                   Certificate of
                                                                   Incorporation to increase
                                                                   the total number of shares
                                                                   of common stock that
                                                                   Valero has the authority
                                                                   to issue from 300,000,000
                                                                   shares to 600,000,000
                                                                   shares

Whiting Petroleum Corporation     WLL       966387102   5/10/05    1. Elect two Directors to   Issuer        Yes      For      For
                                                                   hold office until the 2008
                                                                   annual meeting:
                                                                     1. Kenneth R. Whiting and
                                                                     2. Palmer L. Moe
                                                                   2. Ratify the appointment   Issuer        Yes      For      For
                                                                   of Deloitte & Touche LLP
                                                                   as independent auditors

Winnebago Industries, Inc.        WGO       974637100   1/11/05    1. Elect the following      Issuer        Yes      For      For
                                                                   three directors:
                                                                     1. Jerry N. Currie,
                                                                     2. Lawrence A. Erickson
                                                                        and
                                                                     3. John E. Herlitz,
                                                                   to hold office for
                                                                   three-year terms

Yellow Roadway Corporation        YELL      985577105   5/19/05    1. Elect ten Directors:     Issuer        Yes      For      For
                                                                     1. Cassandra C. Carr,
                                                                     2. Howard M. Dean,
                                                                     3. Frank P. Doyle,
                                                                     4. John F. Fiedler,
                                                                     5. Dennis E. Foster,
                                                                     6. John C. McKelvey,
                                                                     7. Philllip J. Meek,
                                                                     8. William L. Trubeck,
                                                                     9. Carl W. Vogt and
                                                                    10. William D Zollars
                                                                   2. Ratify the appointment   Issuer        Yes      For      For
                                                                   of KPMG LLP as independent
                                                                   public accountants of the
                                                                   Company for 2005

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) CGM CAPITAL DEVELOPMENT FUND
             ------------------------------------------------------------------

By (Signature and Title)* Robert L. Kemp, President
                          -----------------------------------------------------

Date  12/1/05
     --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.